INCOME FROM CONTINUING OPERATIONS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent [Abstract]
Income from continuing operations	$ 702	$ 628
Adjustments for participating securities outstanding	(2)	(1)
Income from continuing operations used in per basic and diluted common share calculations (A)	$ 700	$ 627
Basic weighted average common shares outstanding (B) (in shares)	118,600,000	122,600,000
Impact of dilutive share-based awards (in shares)	2,500,000	1,700,000
Diluted weighted average common shares outstanding (C) (in shares)	121,100,000	124,300,000
Income from continuing operations per basic common share (A)/(B) (in dollars per share)	$ 5.90	$ 5.11
Income from continuing operations per diluted common share (A)/(C) (in dollars per share)	$ 5.78	$ 5.04
Income from continuing operations per share
Outstanding antidilutive employee awards (in shares)	48,590	421,507